Janus Henderson U.S. Dividend Income Fund Investment Objectives and Goals - Class D Shares [Member] - Janus Henderson U.S. Dividend Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson U.S. Dividend Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson U.S. Dividend Income Fund seeks to provide current income and aims to provide a growing stream of income per share over time.The Fund’s secondary objective is to seek to provide long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund's secondary objective is to seek to provide long-term capital appreciation.